Tax - Tax reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before tax	$ 18,906	$ 8,777	$ 13,347
Taxation at UK corporation tax rate of 19.00%	3,592	1,668	2,536
Impact of differently taxed overseas profits in overseas locations	280	178	253
UK banking surcharge	332	(113)	29
– impact of differences between French tax basis and IFRSs	434	0	0
– local taxes and overseas withholding taxes	360	228	484
– UK tax losses not recognised	294	444	364
– other permanent disallowables	254	322	481
– non-deductible goodwill write-down	178	0	1,421
– impact of changes in tax rates	132	58	(11)
– bank levy	93	202	184
– impacts of hyperinflation	68	65	29
– adjustments in respect of prior period liabilities	25	78	277
– non-deductible regulatory settlements	2	33	5
– non-taxable income and gains	(641)	(515)	(844)
– tax impact of planned sale of French retail banking business	(434)	0	0
– effect of profits in associates and joint ventures	(414)	(250)	(467)
– deductions for AT1 coupon payments	(270)	(310)	(263)
– non-UK movements in unrecognised deferred tax	(67)	608	12
– non-deductible UK customer compensation	(5)	(18)	382
– non-taxable gain on dilution of shareholding in SABB	0	0	(181)
– other items	0	0	(52)
Total tax expense	$ 4,213	$ 2,678	$ 4,639
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Taxation at UK corporation tax rate of 19.00%	19.00%	19.00%	19.00%
Impact of differently taxed overseas profits in overseas locations	1.50%	2.00%	1.90%
UK banking surcharge	1.80%	(1.30%)	0.20%
– impact of differences between French tax basis and IFRSs	2.30%	0.00%	0.00%
– local taxes and overseas withholding taxes	1.90%	2.60%	3.60%
– UK tax losses not recognised	1.60%	5.10%	2.70%
– other permanent disallowables	1.30%	3.60%	3.60%
– non-deductible goodwill write-down	0.90%	0.00%	10.70%
– impact of changes in tax rates	0.70%	0.60%	(0.10%)
– bank levy	0.50%	2.30%	1.40%
– impacts of hyperinflation	0.40%	0.70%	0.20%
– adjustments in respect of prior period liabilities	0.10%	0.90%	2.10%
– non-deductible regulatory settlements	0.00%	0.40%	0.00%
– non-taxable income and gains	(3.40%)	(5.80%)	(6.30%)
– tax impact of planned sale of French retail banking business	(2.30%)	0.00%	0.00%
– effect of profits in associates and joint ventures	(2.20%)	(2.80%)	(3.50%)
– deductions for AT1 coupon payments	(1.40%)	(3.50%)	(2.00%)
– non-UK movements in unrecognised deferred tax	(0.40%)	6.90%	0.10%
– non-deductible UK customer compensation	0.00%	(0.20%)	2.90%
– non-taxable gain on dilution of shareholding in SABB	0.00%	0.00%	(1.30%)
– other items	0.00%	0.00%	(0.40%)
Average effective tax rate	22.30%	30.50%	34.80%